UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

Access One Trust Access VP High Yield Fund

Semiannual Report
June 30, 2007

Table of Contents

i	Message from the Chairman

1	Allocation of Portfolio Holdings & Composition

1	Schedule of Portfolio Investments

2	Statement of Assets and Liabilities

3	Statement of Operations

4	Statements of Changes in Net Assets

5	Financial Highlights

6	Notes to Financial Statements

12	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Access VP High Yield Fund for the six-month period ending June 30, 2007.

Fair Results in a Turbulent Market

The U.S. high yield asset class turned in modest first-half returns, beating most other fixed-income sectors. The high-yield market continued to move higher over the first half, despite turmoil in the sub-prime mortgage market and declines in home price indexes. But June’s sell-off ate into much of those gains, as credit spreads widened.

High yield bonds (as measured by the performance of the Bear Stearns High Yield Composite Index) earned 3.06% year-to-date through June 30, 2007, versus 0.88% for the 5-year U.S. Treasury note, -0.91% for the 10-year U.S. Treasury note, and 6.99% for the S&P 500 Index.

Massive Liquidity Gives Way to Circumspection

Despite an earlier sell-off, in February, massive liquidity and historically low high yield default rates fueled investors’ tolerance for risk, and their demand for high yield debt. Even as spreads tightened to very low levels in May, demand remained strong.

But changes were afoot. In June, investors rejected several junk bond offerings as not rewarding enough. Then Treasury yields rose, anticipating rate hikes by the Fed, followed by renewed fears surrounding sub-prime credit. High yield spreads soared. While default rates remained low, the month ended with a more risk-averse, more demanding high yield market.

As always, we deeply appreciate your investment in the Access VP High Yield Fund and the confidence you have placed in us.

Sincerely,

Michael L. Sapir
Chairman

High-yield bonds are subject to interest rate, market, and credit risk, and may be more volatile than other fixed-income securities. Investing in a high-yield fund involves certain risks including high yield, credit default swap, interest rate, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, turnover, short sale, valuation and lack of operation history risks. Please see the prospectus for a more complete description of these risks.

i

This Page Intentionally Left Blank

ACCESS ONE TRUST
Access VP High Yield Fund
Allocation of Portfolio Holdings & Composition (unaudited)
June 30, 2007

Investment Objective: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

High Yield Market Exposure
Investment Type	% of Net Assets

Swap Agreements	104%

Total Exposure	104%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings
The Access VP High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure
% of Market Exposure

Consumer Cyclical	24%
Communications	16%
Industrial	14%
Consumer Non-Cyclical	13%
Basic Materials	9%
Energy	8%
Utilities	8%
Technology	5%
Financial	3%

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access VP High Yield Fund	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (55.0%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$1,084,000	$1,083,861
Federal Farm Credit Bank, 4.60%, 7/2/07+	1,084,000	1,083,861
Federal Home Loan Bank, 4.60%, 7/2/07+	1,084,000	1,083,861
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	1,084,000	1,083,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,335,444)		4,335,444

U.S. Treasury Obligations (31.4%)
U.S Treasury Notes, 4.88%, 6/30/12	2,470,000	2,463,633

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,463,633)		2,463,633

Repurchase Agreements (13.7%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $1,082,449 (Collateralized by $1,087,000 of various Federal National Mortgage Association Securities, 5.125%–5.50%, 9/2/08–3/15/11, market value $1,105,126)	1,082,000	1,082,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,082,000)		1,082,000

TOTAL INVESTMENT SECURITIES
(Cost $7,881,077)—100.1%		7,881,077
Net other assets (liabilities)—(0.1)%		(6,976)

NET ASSETS—100.0%		$7,874,101

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Total Return Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 5-year U.S. Treasury Note (4.785% due 6/30/12) expiring 7/31/07	$3,321,414	$0

Credit Default Swap Agreements
			Receive		Unrealized
	Notional	Buy/Sell	Fixed	Expiration	Gain
Underlying Instrument	Amount	Protection	Rate	Date	(Loss)

CDX North American High Yield Swap; Series 8	$1,700,000	Sell	2.75%	6/20/2012	$(41,929)
CDX North American High Yield Swap; Series 8	4,800,000	Sell	2.75%	6/20/2012	(117,080)
CDX North American High Yield Swap; Series 8	1,900,000	Sell	2.75%	6/20/2012	(46,505)

					$(205,514)

See accompanying notes to the financial statements.

1

ACCESS ONE TRUST
Access VP High Yield Fund
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $6,799,077)	$6,799,077
Repurchase agreements, at cost	1,082,000

Total Investment Securities	7,881,077
Segregated cash balances with custodian for swap agreements	333
Interest receivable	10,236
Receivable for capital shares issued	503,898
Receivable for investments sold	2,451,089
Prepaid expenses	285

Total Assets	10,846,918

Liabilities:
Cash overdraft	106,862
Payable for credit default swap agreements purchased	937
Payable for capital shares redeemed	157,802
Payable for investments purchased	2,463,632
Unrealized loss on credit default swap agreements (premiums received $11,652)	205,514
Advisory fees payable	4,760
Management services fees payable	635
Administration fees payable	443
Administrative services fees payable	4,883
Distribution fees payable	3,683
Trustee fees payable	6
Transfer agency fees payable	1,197
Fund accounting fees payable	574
Compliance services fees payable	145
Other accrued expenses	21,744

Total Liabilities	2,972,817

Net Assets	$7,874,101

Net Assets consist of:
Capital	$7,618,770
Accumulated net investment income (loss)	(363,294)
Accumulated net realized gains (losses) on investments	812,487
Net unrealized appreciation (depreciation) on investments	(193,862)

Net Assets	$7,874,101

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	269,573

Net Asset Value (offering and redemption price per share)	$29.21

See accompanying notes to the financial statements.

2

ACCESS ONE TRUST
Access VP High Yield Fund
(unaudited)

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$640,279

Expenses:
Advisory fees	97,367
Management services fees	19,473
Administration fees	4,862
Transfer agency fees	2,023
Administrative services fees	44,987
Distribution fees	32,455
Custody fees	5,165
Fund accounting fees	2,676
Trustee fees	88
Compliance services fees	99
Other fees	21,711

Total Gross Expenses before reductions	230,906
Less Expenses reduced by the Advisor	(19,489)

Total Net Expenses	211,417

Net Investment Income (Loss)	428,862

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(241,034)
Net realized gains (losses) on swap agreements	775,376
Change in net unrealized appreciation/depreciation on investments	(634,319)

Net Realized and Unrealized Gains (Losses) on Investments	(99,977)

Change in Net Assets Resulting from Operations	$328,885

See accompanying notes to the financial statements.

3

ACCESS ONE TRUST
Access VP High Yield Fund

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$428,862	$829,035
Net realized gains (losses) on investments	534,342	1,881,098
Change in net unrealized appreciation/depreciation on investments	(634,319)	86,018

Change in net assets resulting from operations	328,885	2,796,151

Distributions to Shareholders From:
Net investment income	(428,862)	(829,035)
In excess of net investment income	(374,404)	(900,788)

Change in net assets resulting from distributions	(803,266)	(1,729,823)

Capital Transactions:
Proceeds from shares issued	32,744,587	91,406,848
Dividends reinvested	803,266	1,729,823
Value of shares redeemed	(56,950,974)	(97,454,078)

Change in net assets resulting from capital transactions	(23,403,121)	(4,317,407)

Change in net assets	(23,877,502)	(3,251,079)
Net Assets:
Beginning of period	31,751,603	35,002,682

End of period	$7,874,101	$31,751,603

Accumulated net investment income (loss)	$(363,294)	$11,110

Share Transactions:
Issued	1,044,278	3,027,338
Reinvested	26,407	56,784
Redeemed	(1,827,250)	(3,189,248)

Change in shares	(756,565)	(105,126)

See accompanying notes to the financial statements.

4

ACCESS ONE TRUST
Access VP High Yield Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the period
	six months ended		year ended	May 2, 2005 through
	June 30, 2007		December 31, 2006	December 31, 2005(a)
	(unaudited)

Net Asset Value, Beginning of Period	$30.94		$30.94	$30.00

Investment Activities:
Net investment income (loss)(b)	0.51		0.91	0.36
Net realized and unrealized gains (losses) on investments	(0.37)		1.87	1.67

Total income (loss) from investment activities	0.14		2.78	2.03

Distributions to Shareholders From:
Net investment income	(1.00)		(1.33)	(0.34)
In excess of net investment income	(0.87)		(1.45)	(0.75)

Total distributions	(1.87)		(2.78)	(1.09)

Net Asset Value, End of Period	$29.21		$30.94	$30.94

Total Return	0.39	%(c)	9.57%	6.82	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.78%		2.00%	2.13%
Net expenses(d)	1.63%		1.77%	1.98%
Net investment income (loss)(d)	3.30%		2.96%	1.74%
Supplemental Data:
Net assets, end of period (000’s)	$7,874		$31,752	$35,003
Portfolio turnover rate(e)	815	%(c)	1,441%	1,534	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

5

ACCESS ONE TRUST

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the Access VP High Yield Fund (the “Fund”) which is a non-diversified series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Fund will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Short Sales

The Fund may engage in short sales. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the Fund did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure the Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. As of June 30, 2007, the Fund did not hold any futures contracts.

Swap Agreements
The Fund may enter into swap agreements for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such,

ACCESS ONE TRUST

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

In a “long” total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long total return swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
In addition to the one active Fund included in this report, the Advisor serves as the investment advisor for the two active Funds in the Access One Trust not included in this report and each of the Funds in the ProFunds Trust and ProShares Trust (other trust in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the Access One, ProFunds and ProShares Trusts are allocated across the Access One, ProFunds and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders
The Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Federal Income Taxes

The Fund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability. The Fund has a tax year end of December 31st.

In addition, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

New Accounting Standards
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of the Fund.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the Funds’ Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Fund for which it receives additional fees. As transfer agent for the Fund, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the Fund, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Fund. For these services, the Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or the Distributor, may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Fund may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $23,661 for expenses incurred under the plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Fund for serving in their respective roles. The Trust, together with ProFunds Trust and ProShares Trust, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Fund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the Fund, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the Fund. For these services, the Fund may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of its average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Prior to May 1, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the period from January 1, 2007 through April 30, 2007 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of the Fund.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Fund for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of the Fund.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. As of June 30, 2007, the repayments that may potentially be made by the Fund are as follows:

		Expires 12/31/08	Expires 12/31/09	Expires 4/30/10	Expires 4/30/11

	Access VP High Yield Fund	$21,340	$56,933	$1,024	$11,974

During the period ended June 30, 2007, the Advisor voluntarily waived additional fees in the amount of $6,491 for the Fund in order to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

4.
Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

Access VP High Yield Fund	$62,988,150	$69,174,456

ACCESS ONE TRUST

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

5.	Federal Income Tax Information The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

Total
		Ordinary	Net Long-Term	Distributions
		Income	Gains	Paid

	Access VP High Yield Fund	$1,729,823	$–	$ 1,729,823

As of the latest tax year end of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

Access VP High Yield Fund	$1,017,346	$–	$–	$–	$(287,634)	$729,712

The tax character of current year distributions paid and tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access VP High Yield Fund	$7,881,077	$–	$–	$–

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

Access VP High Yield Fund	$1,000.00	$1,003.90	$8.10	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

Access VP High Yield Fund	$1,000.00	$1,016.71	$8.15	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Access Funds

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISTRIBUTORS, INC.

Access Funds are distributed by ProFunds Distributors, Inc.

06/07

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date	August 31, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg

Louis M. Mayberg, President and Principal Executive Officer

Date	August 31, 2007

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer and Principal Financial Officer

Date	August 31, 2007

* Print the name and title of each signing officer under his or her signature.